UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
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Address:   6862 Elm Street, Suite 830
           --------------------------------------------------
           McLean, Virginia  22101
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          McLean, Virginia             May 13, 2013
----------------------     -----------------------        ------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              65
                                               -------------

Form 13F Information Table Value Total:           $259,709
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 03-31-2013:

           COLUMN 1                  COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
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                                                                  VALUE     SHS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER             TITLE OF CLASS         CUSIP   (x$1000)   PRN AMT PRN CALL DISCRETION   MGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Air Castle Ltd.                   COM                  g0129k104  $10,210   746,378 SH          SOLE      NONE    746,378
Alco Stores Inc.                  COM                  001600105  $ 2,445   325,863 SH          SOLE      NONE    325,863
Alliance One International Inc.   COM                  018772103  $15,416 3,962,909 SH          SOLE      NONE  3,962,909
Alliance One International Inc.
  5.500% Due 07-15-14             NOTE 5.500% 07-15-14 018772AQ6  $ 2,962 2,900,000 PRN         SOLE      NONE  2,900,000
American Greetings Corp           CL A                 026375105  $ 3,294   204,613 SH          SOLE      NONE    204,613
American International Group Inc.
  Warrant                         *W EXP 01/19/202     026874156  $ 2,831   186,282 SH          SOLE      NONE    186,282
American Pacific Corp.            COM                  028740108  $15,302   662,117 SH          SOLE      NONE    662,117
Aspen Insurance Holdings -
  Preferred Stock                 PFD PRP INC EQ       g05384113  $ 1,406    21,244 SH          SOLE      NONE     21,244
Aspen Insurance Holdings Ltd.     SHS                  G05384105  $11,672   302,550 SH          SOLE      NONE    302,550
Aurico Gold Inc.                  COM                  05155C105  $ 2,751   437,310 SH          SOLE      NONE    437,310
Ballantyne Strong Inc.            COM                  058516105  $   365    86,343 SH          SOLE      NONE     86,343
Baltic Trading Limited            COM                  Y0553W103  $   773   188,941 SH          SOLE      NONE    188,941
Bassett Furniture Industries      COM                  070203104  $ 7,938   497,388 SH          SOLE      NONE    497,388
Black Rock High Income Shares     SHS BEN INT          09250E107  $    50    21,000 SH          SOLE      NONE     21,000
Bowl America Inc. - Class A       CL A                 102565108  $   210    16,224 SH          SOLE      NONE     16,224
Brandywine Realty Trust           SH BEN INT  NEW      105368203  $   940    63,300 SH          SOLE      NONE     63,300
BRT Realty Trust                  SH BEN INT  NEW      055645303  $ 4,449   633,741 SH          SOLE      NONE    633,741
Cal Dive International Inc.       COM                  12802T101  $ 6,235 3,464,150 SH          SOLE      NONE  3,464,150
California First National
  Bank Corp.                      COM                  130222102  $ 4,717   272,806 SH          SOLE      NONE    272,806
Century Casinos Inc.              COM                  156492100  $ 3,411 1,192,583 SH          SOLE      NONE  1,192,583
Coeur D Alene Mines Corp.         COM NEW              192108504  $ 7,436   394,300 SH          SOLE      NONE    394,300
CommonWealth REIT                 COM SH BEN INT       203233101  $ 4,530   201,874 SH          SOLE      NONE    201,874
Core-Mark Hldgs                   COM                  218681104  $ 4,388    85,511 SH          SOLE      NONE     85,511
Delta Apparel Inc.                COM                  247368103  $ 8,240   500,329 SH          SOLE      NONE    500,329
Endeavour International           COM NEW              29259G200  $   206    69,698 SH          SOLE      NONE     69,698
EPL Oil & Gas Inc.                COM                  26883D108  $13,149   490,467 SH          SOLE      NONE    490,467
First Federal Northern Michigan
  Bancorp.                        COM                  32021X105  $   167    35,640 SH          SOLE      NONE     35,640
Frequency Electronics, Inc.       COM                  358010106  $ 2,135   227,374 SH          SOLE      NONE    227,374
Frisch's Restaurants, Inc.        COM                  358748101  $   468    26,101 SH          SOLE      NONE     26,101
Globus Maritime                   COM                  Y27265209  $   839   336,972 SH          SOLE      NONE    336,972
Goodrich Petroleum Corp.
  5.000% Due 10-01-29             NOTE 5.000% 10-01-29 382410AC2  $ 1,989 2,000,000 PRN         SOLE      NONE  2,000,000
Hardinge Inc.                     COM                  412324303  $ 4,737   347,566 SH          SOLE      NONE    347,566
Horsehead Holdings                COM                  440694305  $ 1,379   126,717 SH          SOLE      NONE    126,717
Ingram Micro Inc.                 CL A                 457153104  $ 6,908   351,000 SH          SOLE      NONE    351,000
Integrated Electrical
  Services, Inc.                  COM                  45811E301  $   941   144,801 SH          SOLE      NONE    144,801
International Tower Hill
  Mines Ltd.                      COM                  46050R102  $   613   403,449 SH          SOLE      NONE    403,449
LTX-Credence Corporation          COM NEW              502403207  $   254    42,037 SH          SOLE      NONE     42,037
Lubys. Inc.                       COM                  549282101  $ 2,367   316,436 SH          SOLE      NONE    316,436
Magnum Hunter Resources           COM                  55973b102  $ 4,546 1,133,550 SH          SOLE      NONE  1,133,550
McEwen Mining Inc.                COM                  58039P107  $ 3,042 1,063,594 SH          SOLE      NONE  1,063,594
Mitcham Industies, Inc.           COM                  606501104  $ 1,210    71,497 SH          SOLE      NONE     71,497
Nash Finch Company                COM                  631158102  $ 2,507   128,042 SH          SOLE      NONE    128,042
Olympic Steel Inc.                COM                  68162K106  $ 4,285   179,272 SH          SOLE      NONE    179,272
Patterson-UTI Energy Inc.         COM                  703481101  $11,448   480,200 SH          SOLE      NONE    480,200
Photronics Inc.                   COM                  719405102  $ 1,320   197,665 SH          SOLE      NONE    197,665
PMC Commercial Trust              SH BEN INT           693434102  $   818   108,720 SH          SOLE      NONE    108,720
Resolute Forest Products Inc.     COM                  76117W109  $ 6,717   415,126 SH          SOLE      NONE    415,126
Rubicon Technology Inc.           COM                  78112T107  $ 1,157   175,230 SH          SOLE      NONE    175,230
Ruby Tuesday                      COM                  781182100  $ 5,148   698,531 SH          SOLE      NONE    698,531
Sanmina-SCi Corp                  COM                  801056102  $ 6,083   534,990 SH          SOLE      NONE    534,990
StarTek, Inc.                     COM                  85569C107  $ 4,094   699,842 SH          SOLE      NONE    699,842
Superior Industries
  International Inc.              COM                  868168105  $ 3,421   183,133 SH          SOLE      NONE    183,133
SWS Group Inc.                    COM                  78503N107  $ 3,793   626,913 SH          SOLE      NONE    626,913
Sypris Solutions Inc.             COM                  871655106  $ 3,186   762,176 SH          SOLE      NONE    762,176
Tandy Brands Accessories Inc.     COM                  875378101  $   196   392,118 SH          SOLE      NONE    392,118
Tecumseh Products Company -
  Class A                         CL A                 878895200  $ 7,461   855,583 SH          SOLE      NONE    855,583
Tecumseh Products Company -
  Class B                         CL B                 878895101  $ 3,988   477,781 SH          SOLE      NONE    477,781
Tellabs Inc.                      COM                  879664100  $ 5,278 2,525,186 SH          SOLE      NONE  2,525,186
Ultra Petrol Bahamas              COM                  P94398107  $   334   125,017 SH          SOLE      NONE    125,017
Unifi Inc.                        COM NEW              904677200  $ 1,454    76,107 SH          SOLE      NONE     76,107
Versar Inc.                       COM                  925297103  $   949   218,715 SH          SOLE      NONE    218,715
Vestin Realty Mortgage I Inc.     COM                  925490104  $    28    26,809 SH          SOLE      NONE     26,809
White Mountains Insurance Group   COM                  g9618e107  $ 5,750    10,139 SH          SOLE      NONE     10,139
WPX Energy Inc.                   COM                  98212B103  $10,776   672,650 SH          SOLE      NONE    672,650
Zaza Energy Corp.                 COM                  98919T100  $ 2,600 1,428,553 SH          SOLE      NONE  1,428,553